Supplemental pension plans (Details 3)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Benefit Obligations And Net Periodic Benefit Cost [Abstract]
Discount rate	[1]	8.5% - 10% p.a.	11.1% p.a.
Expected long-term rate of return on the assets		8.5% - 10% p.a.	11.1% p.a.
Increase in salary levels		4.3% p.a.	4.8% p.a.

[1]	In 2017, considering an inflation rate of 4.3% p.a. and a real discount rate of 4.0% - 5.5% p.a. (2016 - 4.8% and 6.0% p.a., respectively).